Inventory (Details) - Schedule of Inventory - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Schedule of inventory [Abstract]
Finished products	$ 2,601,980	$ 7,392,002
Impairment of finished products		(3,555,683)
Accessories and spare parts	299,934	675,001
Impairment of accessories and spare parts		(418,770)
Total	$ 2,901,914	$ 4,092,550